UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/13

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund

-Dreyfus/The Boston Company Small Cap Value Fund
-Dreyfus/The Boston Company Small Cap Growth Fund
-Dreyfus/The Boston Company Small/Mid Cap Growth Fund
-Dreyfus/Newton International Equity Fund

-Dreyfus/Standish Intermediate Tax Exempt Bond Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
December 31, 2013 (Unaudited)

Common Stocks--92.7%	Shares		Value ($)
Brazil--5.9%
Ambev	2,600		19,087
Ambev, ADR	3,450		25,357
Arteris	2,900		23,416
Cia de Saneamento Basico do Estado de Sao Paulo	2,200	a	24,674
EDP - Energias do Brasil	3,800		18,281
Grupo BTG Pactual	800		9,271
Petroleo Brasileiro	3,000	a	20,333
Rossi Residencial	7,425	a	6,420
			146,839
Chile--.6%
Banco Santander Chile, ADR	650		15,321
China--17.6%
Anhui Conch Cement, Cl. H	7,500		27,807
China BlueChemical, Cl. H	12,000		7,506
China Cinda Asset Management, Cl. H	10,000		6,242
China Construction Bank, Cl. H	82,000		61,862
China Longyuan Power Group, Cl. H	19,000		24,478
China Machinery Engineering, Cl. H	6,000		4,852
China Petroleum & Chemical, Cl. H	32,400		26,449
China Shenhua Energy, Cl. H	4,500		14,189
China Telecom, Cl. H	50,000		25,276
CNOOC	37,000		68,806
CSR, Cl. H	13,000		10,662
Great Wall Motor, Cl. H	4,250		23,458
Mindray Medical International, ADR	240		8,726
New China Life Insurance, Cl. H	3,600	a	12,071
PICC Property & Casualty, Cl. H	16,000		23,729
Tencent Holdings	500		31,892
Weichai Power, Cl. H	6,000		24,180
WuXi PharmaTech, ADR	920	a	35,310
			437,495
Hong Kong--4.9%
China Overseas Land & Investment	8,000		22,491
China Resources Power Holdings	10,000		23,703
Haier Electronics Group	8,000		23,213
Sino Biopharmaceutical	12,000		9,517
SJM Holdings	10,000		33,530
Xinyi Glass Holdings	10,000		8,821
			121,275
Hungary--.8%
Richter Gedeon	930		18,933
India--10.1%
Grasim Industries, GDR	190		8,337
HCL Technologies	1,920		39,190
ICICI Bank	1,890		33,573
Maruti Suzuki India	1,080		30,798
Oil & Natural Gas	2,080		9,715

Reliance Industries	2,820		40,813
Tata Consultancy Services	930		32,657
Tata Motors	2,080		12,657
Tata Steel	2,540		17,419
Tech Mahindra	920		27,335
			252,494
Indonesia--.6%
Bank Negara Indonesia Persero	45,500		14,768
Malaysia--.7%
AMMB Holdings	2,900		6,410
Malayan Banking	3,870		11,744
			18,154
Mexico--1.9%
Grupo Financiero Banorte, Ser. O	5,000		34,979
Grupo Lala	5,900		13,073
			48,052
Peru--.4%
Credicorp	80		10,618
Philippines--1.0%
Metropolitan Bank & Trust	14,338		24,407
Poland--.6%
Energa	2,640		13,921
Russia--10.7%
Gazprom, ADR	5,460		46,683
Lukoil, ADR	800		49,960
Magnit	120	b	33,528
Mobile TeleSystems	3,430	b	34,115
Mobile Telesystems, ADR	600		12,978
Sberbank of Russia, ADR	1,070		13,220
Sberbank of Russia, ADR	2,250		28,283
Yandex, Cl. A	1,120	a	48,328
			267,095
South Africa--3.3%
Bidvest Group	610		15,605
FirstRand	3,070		10,504
MTN Group	2,164		44,769
Tiger Brands	430		10,942
			81,820
South Korea--16.3%
BS Financial Group	940		14,251
DGB Financial Group	1,380		21,576
E-Mart	41		10,353
Hana Financial Group	1,490		61,980
Hyundai Mobis	47		13,071
Hyundai Motor	350		78,434
LG Chem	75		21,284
Samsung Electronics	73		94,903
SK Hynix	1,630	a	56,838
SK Telecom	80		17,435
Sung Kwang Bend	578		14,623
			404,748
Taiwan--9.2%
Advanced Semiconductor Engineering	19,000		17,659
Catcher Technology	4,000		25,970
China Life Insurance	35,580		36,053

Compal Electronics	26,000		19,934
Delta Electronics	4,000		22,816
E.Sun Financial Holding	24,900		16,542
Fubon Financial Holding	16,900		24,723
Inventec	25,000		22,103
King Yuan Electronics	11,000		7,548
Mega Financial Holding	43,783		36,873
			230,221
Thailand--3.9%
Bangkok Bank	1,300		7,042
Jasmine International	94,500		19,268
Kasikornbank	4,500		21,706
PTT	1,400		12,185
PTT Global Chemical	15,543		37,368
			97,569
Turkey--2.3%
Asya Katilim Bankasi	17,950	a	12,111
Emlak Konut Gayrimenkul Yatirim Ortakligi	5,510		5,384
Enka Insaat ve Sanayi	6,020		16,864
Koza Altin Isletmeleri	610		6,302
Turkiye Halk Bankasi	2,940		16,622
			57,283
United States--1.9%
iShares MSCI Emerging Markets ETF	1,120		46,805
Total Common Stocks
(cost $2,006,954)			2,307,818

Preferred Stocks--5.4%	Shares		Value ($)
Brazil
Banco do Estado do Rio Grande do Sul, Cl. B	1,700		9,079
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,100		48,914
Itau Unibanco Holding	3,300		43,851
Vale	2,300		31,908
Total Preferred Stocks
(cost $156,319)			133,752

Other Investment--1.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $27,955)	27,955	[c]	27,955
Total Investments (cost $2,191,228)	99.2%		2,469,525
Cash and Receivables (Net)	.8%		20,526
Net Assets	100.0%		2,490,051

ADR - American Depository Receipts
ETF - Exchange Traded Funds
GDR - Global Depository Receipts

a	Non-income producing security.
b	The valuation of these securities has been determined in good faith by management under the direction of the Board of Trustees. At December 31, 2013, the value of these securities amounted to $67,643 or 2.7% of net assets.
c	Investment in affiliated money market mutual fund.

At December 31, 2013, net urealized appreciation on investments was $278,297 of which $389,258 related to appreciated investment securities and $110,961 related to depreciated investment securities. At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	26.8
Information Technology	18.0
Energy	11.6
Consumer Discretionary	9.3
Consumer Staples	6.5
Materials	6.3
Telecommunication Services	6.2
Industrial	4.4
Utilities	4.2
Health Care	2.9
Exchange-Traded Funds	1.9
Money Market Investment	1.1
99.2

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2013 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Automobiles & Components--2.2%
Dana Holding	195,060		3,827,077
Drew Industries	34,660		1,774,592
Thor Industries	50,840		2,807,893
			8,409,562
Banks--16.5%
Associated Banc-Corp	167,550		2,915,370
Banc of California	27,700		371,457
Bancorp	115,140	a	2,062,157
Boston Private Financial Holdings	240,260		3,032,081
Brookline Bancorp	199,680		1,910,938
Cardinal Financial	113,570		2,044,260
CoBiz Financial	149,370		1,786,465
CVB Financial	272,780		4,656,355
First Horizon National	319,220		3,718,913
First Midwest Bancorp	161,470		2,830,569
Hancock Holding	109,847		4,029,188
MB Financial	105,620		3,389,346
Provident Financial Services	123,140		2,379,065
Synovus Financial	1,606,100		5,781,960
UMB Financial	65,240		4,193,627
United Community Banks	128,630	a	2,283,182
Valley National Bancorp	344,330	b	3,484,620
Washington Trust Bancorp	21,740		809,163
Webster Financial	116,810		3,642,136
Western Alliance Bancorp	171,920	a	4,102,011
Wintrust Financial	83,410		3,846,869
			63,269,732
Capital Goods--6.2%
Aerovironment	108,290	a	3,154,488
American Woodmark	57,450	a	2,270,998
Apogee Enterprises	66,990		2,405,611
Armstrong World Industries	62,480	a	3,599,473
Astec Industries	47,510		1,835,311
Comfort Systems USA	98,020		1,900,608
FreightCar America	66,650		1,774,223
Global Power Equipment Group	51,690		1,011,573
Granite Construction	32,630		1,141,397
Mueller Industries	18,360		1,156,864
Regal-Beloit	50,290		3,707,379
			23,957,925
Commercial & Professional Services--5.7%
Herman Miller	117,090		3,456,497
Interface	183,220		4,023,511
Knoll	108,700		1,990,297
Korn/Ferry International	151,230	a	3,950,128
McGrath RentCorp	71,530		2,846,894

Steelcase, Cl. A	166,010		2,632,919
TrueBlue	111,950	a	2,886,071
			21,786,317
Consumer Durables & Apparel--6.9%
Brunswick	84,760		3,904,046
Cavco Industries	19,282	a	1,324,673
Deckers Outdoor	53,820	a	4,545,637
Ethan Allen Interiors	93,600	b	2,847,312
M/I Homes	112,970	a	2,875,086
Oxford Industries	31,110		2,509,644
Skechers USA, Cl. A	83,970	a	2,781,926
Standard Pacific	394,620	a	3,571,311
Vera Bradley	92,220	a,b	2,216,969
			26,576,604
Consumer Services--1.8%
Cheesecake Factory	80,750		3,897,802
Orient-Express Hotels, Cl. A	187,770	a	2,837,205
			6,735,007
Diversified Financials--1.1%
HFF, Cl. A	47,760	a	1,282,356
Piper Jaffray	74,750	a	2,956,362
			4,238,718
Energy--7.2%
Bill Barrett	82,910	a	2,220,330
Energy XXI	56,068		1,517,200
Geospace Technologies	39,400	a	3,736,302
Gulf Island Fabrication	55,140		1,280,351
Helix Energy Solutions Group	199,600	a	4,626,728
Key Energy Services	366,340	a	2,894,086
McDermott International	328,030	a	3,004,755
PDC Energy	36,970	a	1,967,543
Synergy Resources	234,320	a	2,169,803
Tesco	219,650	a	4,344,677
			27,761,775
Exchange-Traded Funds--.3%
iShares Russell 2000 Value ETF	13,440	b	1,337,280
Food & Staples Retailing--1.1%
Casey's General Stores	59,223		4,160,416
Food, Beverage & Tobacco--1.2%
Dean Foods	168,755	a	2,900,898
Fresh Del Monte Produce	62,350		1,764,505
			4,665,403
Health Care Equipment & Services--9.5%
Air Methods	73,870	a,b	4,308,837
Allscripts Healthcare Solutions	291,710	a	4,509,837
AmSurg	62,200	a	2,856,224
Computer Programs & Systems	42,400		2,620,744
Ensign Group	29,310		1,297,554
Globus Medical, Cl. A	108,170	a	2,182,871
Hanger	105,040	a	4,132,274
HealthSouth	105,720		3,522,590
ICU Medical	27,680	a	1,763,493
LifePoint Hospitals	72,270	a	3,818,747

Natus Medical	118,680	a	2,670,300
Omnicell	109,490	a	2,795,280
			36,478,751
Insurance--1.6%
First American Financial	28,180		794,676
Protective Life	78,900		3,997,074
RLI	15,080		1,468,490
			6,260,240
Materials--5.4%
Allied Nevada Gold	428,470	a,b	1,521,068
AMCOL International	70,850		2,407,483
Carpenter Technology	52,050		3,237,510
Cytec Industries	39,420		3,672,367
Haynes International	36,230		2,001,345
KapStone Paper and Packaging	68,540	a	3,828,644
Louisiana-Pacific	171,480	a	3,174,095
Schnitzer Steel Industries, Cl. A	30,230		987,614
			20,830,126
Media--2.4%
E.W. Scripps, Cl. A	157,890	a	3,429,371
New York Times, Cl. A	372,620	b	5,913,479
			9,342,850
Real Estate--4.7%
Acadia Realty Trust	90,050	c	2,235,942
Corporate Office Properties Trust	111,620	c	2,644,278
EastGroup Properties	41,790	c	2,420,895
First Potomac Realty Trust	63,830	c	742,343
Getty Realty	112,110	b,c	2,059,461
National Health Investors	47,410	c	2,659,701
Pebblebrook Hotel Trust	128,570	c	3,954,813
Urstadt Biddle Properties, Cl. A	70,760	c	1,305,522
			18,022,955
Retailing--5.7%
Children's Place Retail Stores	62,450	a	3,557,776
Express	142,980	a	2,669,437
Guess?	120,200		3,734,614
JOS. A. Bank Clothiers	40,420	a	2,212,187
Office Depot	911,606	a	4,822,396
PEP Boys-Manny Moe & Jack	236,020	a	2,865,283
Zumiez	71,970	a	1,871,220
			21,732,913
Semiconductors & Semiconductor Equipment--4.5%
Advanced Energy Industries	130,340	a	2,979,572
ATMI	87,510	a	2,643,677
GT Advanced Technologies	297,560	a,b	2,594,723
MKS Instruments	100,250		3,001,485
Teradyne	240,420	a	4,236,200
Veeco Instruments	54,780	a	1,802,810
			17,258,467
Software & Services--5.2%
CoreLogic	188,280	a	6,689,588
CSG Systems International	77,680		2,283,792
Monotype Imaging Holdings	89,910		2,864,533

NetScout Systems	105,620	a	3,125,296
Verint Systems	112,590	a	4,834,615
			19,797,824
Technology Hardware & Equipment--4.7%
Brocade Communications Systems	332,950	a	2,953,266
FARO Technologies	50,040	a	2,917,332
FEI	28,330		2,531,569
InvenSense	161,080	a,b	3,347,242
Ixia	165,680	a	2,205,201
Vishay Intertechnology	307,110	a	4,072,279
			18,026,889
Transportation--1.4%
Con-way	81,020		3,217,304
Landstar System	40,420		2,322,129
			5,539,433
Utilities--4.3%
Chesapeake Utilities	11,670		700,433
El Paso Electric	76,510		2,686,266
Hawaiian Electric Industries	136,680	b	3,561,881
NorthWestern	56,290		2,438,483
Portland General Electric	122,810		3,708,862
WGL Holdings	83,000	b	3,324,980
			16,420,905
Total Common Stocks
(cost $272,414,933)			382,610,092

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,533,002)	3,533,002	[d]	3,533,002
Investment of Cash Collateral for
Securities Loaned--5.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,247,346)	19,247,346	[d]	19,247,346
Total Investments (cost $295,195,281)	105.5%		405,390,440
Liabilities, Less Cash and Receivables	(5.5%)		(21,313,495)
Net Assets	100.0%		384,076,945

ETF - Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At December 31, 2013, the value of the fund's securities on loan was $18,860,612 and the value of the collateral held by the fund was $19,247,346.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At December 31, 2013, net unrealized appreciation on investments was $110,195,159 of which $112,633,727 related to appreciated investment securities and $2,438,568 related to depreciated investment securities. At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	16.5
Health Care Equipment & Services	9.5
Energy	7.2
Consumer Durables & Apparel	6.9
Capital Goods	6.2
Money Market Investments	5.9
Commercial & Professional Services	5.7
Retailing	5.7
Materials	5.4
Software & Services	5.2
Real Estate	4.7
Technology Hardware & Equipment	4.7
Semiconductors & Semiconductor Equipment	4.5
Utilities	4.3
Media	2.4
Automobiles & Components	2.2
Consumer Services	1.8
Insurance	1.6
Transportation	1.4
Food, Beverage & Tobacco	1.2
Diversified Financials	1.1
Food & Staples Retailing	1.1
Exchange-Traded Funds	.3
105.5

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2013 (Unaudited)

Common Stocks--97.8%	Shares		Value ($)
Automobiles & Components--2.0%
Drew Industries	12,550		642,560
Tenneco	21,420	a	1,211,729
			1,854,289
Banks--3.3%
Boston Private Financial Holdings	77,720		980,826
PrivateBancorp	39,340		1,138,106
Prosperity Bancshares	14,110		894,433
			3,013,365
Capital Goods--10.3%
Acuity Brands	6,900		754,308
Apogee Enterprises	29,480		1,058,627
Beacon Roofing Supply	30,030	a	1,209,608
Crane	15,500		1,042,375
DXP Enterprises	7,630	a	878,976
Foster Wheeler	25,990	a	858,190
Hexcel	16,310	a	728,894
Navistar International	17,190	a,b	656,486
Primoris Services	22,580		702,915
Teledyne Technologies	8,775	a	806,072
Trex	9,780	a	777,803
			9,474,254
Commercial & Professional Services--4.0%
Corporate Executive Board	11,701		906,008
Interface	68,830		1,511,507
MiX Telematics, ADR	27,175		337,242
On Assignment	27,530	a	961,348
			3,716,105
Consumer Durables & Apparel--5.5%
Arctic Cat	17,760		1,011,965
Oxford Industries	9,180		740,551
Steven Madden	23,840	a	872,306
Tumi Holdings	39,940	a	900,647
Wolverine World Wide	44,530		1,512,239
			5,037,708
Consumer Services--3.6%
Bally Technologies	7,210	a	565,624
Cheesecake Factory	23,170		1,118,416
Del Frisco's Restaurant Group	20,660	a	486,956
LifeLock	41,200	a	676,092
Papa John's International	10,720		486,688
			3,333,776
Energy--5.3%
Bill Barrett	43,210	a,b	1,157,164
Diamondback Energy	10,050	a	531,243
Dril-Quip	6,240	a	685,963

Forum Energy Technologies	30,100	a	850,626
Geospace Technologies	10,940	a	1,037,440
Navigator Holdings	23,394	a	630,234
			4,892,670
Food & Staples Retailing--1.6%
Chefs' Warehouse	16,080	a	468,893
United Natural Foods	12,920	a	974,039
			1,442,932
Food, Beverage & Tobacco--3.7%
Boulder Brands	63,530	a	1,007,586
TreeHouse Foods	12,690	a	874,595
WhiteWave Foods, Cl. A	67,190	a	1,541,339
			3,423,520
Health Care Equipment & Services--10.1%
Acadia Healthcare	12,040	a	569,853
Align Technology	16,140	a	922,401
athenahealth	8,620	a,b	1,159,390
Catamaran	13,050	a	619,614
Centene	13,090	a	771,655
Globus Medical, Cl. A	51,070	a	1,030,593
HeartWare International	10,710	a	1,006,312
Insulet	24,670	a	915,257
LDR Holding	32,803	a,b	774,151
Spectranetics	36,170	a	904,250
Tandem Diabetes Care	24,090	a	620,799
			9,294,275
Household & Personal Products--1.0%
Inter Parfums	25,620		917,452
Materials--5.4%
AMCOL International	35,790		1,216,144
Constellium, Cl. A	55,880	b	1,300,328
Flotek Industries	46,030	a	923,822
Innophos Holdings	12,340		599,724
Scotts Miracle-Gro, Cl. A	15,250		948,855
			4,988,873
Media--1.9%
IMAX	32,100	a,b	946,308
Lions Gate Entertainment	25,350	b	802,581
			1,748,889
Pharmaceuticals, Biotech & Life Sciences--10.2%
Alkermes	19,310	a	785,145
Cepheid	19,810	a	925,523
Jazz Pharmaceuticals	5,990	a	758,094
KYTHERA Biopharmaceuticals	22,230	a	828,067
Nektar Therapeutics	92,010	a	1,044,314
NPS Pharmaceuticals	38,870	a	1,180,093
Pacira Pharmaceuticals	25,880	a	1,487,841
Salix Pharmaceuticals	11,420	a	1,027,115
WuXi PharmaTech, ADR	36,470	a	1,399,719
			9,435,911
Retailing--6.0%
Hibbett Sports	11,250	a,b	756,112

HomeAway	24,910	a,b	1,018,321
Lumber Liquidators Holdings	5,410	a	556,635
Rent-A-Center	5,360		178,702
Select Comfort	44,070	a	929,436
Tractor Supply	6,360		493,409
Vitamin Shoppe	30,590	a	1,590,986
			5,523,601
Semiconductors & Semiconductor Equipment--3.4%
ATMI	24,440	a	738,332
LTX-Credence	128,100	a	1,023,519
Photronics	84,800	a	765,744
Power Integrations	11,710		653,652
			3,181,247
Software & Services--13.4%
Allot Communications	61,220	a,b	928,095
Brightcove	79,890	a	1,129,645
BroadSoft	31,450	a	859,843
CommVault Systems	15,100	a	1,130,688
E2open	21,500	a,b	514,065
FleetMatics Group	17,070	a	738,278
Gigamon	14,120		396,490
Imperva	16,610	a	799,439
Infoblox	33,850	a	1,117,727
MAXIMUS	28,180		1,239,638
Proofpoint	23,220	a	770,207
Sapient	55,550	a	964,348
Shutterstock	9,490	a	793,649
SolarWinds	24,810	a	938,562
			12,320,674
Technology Hardware & Equipment--5.3%
Coherent	13,440	a	999,802
Littelfuse	15,800		1,468,294
Measurement Specialties	16,810	a	1,020,199
RADWARE	46,510	a	836,250
Sonus Networks	170,640	a	537,516
			4,862,061
Transportation--1.8%
Landstar System	16,350		939,307
Spirit Airlines	16,940	a	769,245
			1,708,552
Total Common Stocks
(cost $64,538,760)			90,170,154

Other Investment--2.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,988,885)	1,988,885	[c]	1,988,885
Investment of Cash Collateral for
Securities Loaned--5.6%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Fund
(cost $5,198,012)	5,198,012 [c]	5,198,012
Total Investments (cost $71,725,657)	105.6%	97,357,051
Liabilities, Less Cash and Receivables	(5.6%)	(5,141,311)
Net Assets	100.0%	92,215,740

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At December 31, 2013, the value of the fund's securities on loan was $5,073,871 and the value of the collateral held by the fund was $5,198,012.
c	Investment in affiliated money market mutual fund.

At December 31, 2013, net unrealized appreciation on investments was $25,631,394 of which $26,226,427 related to appreciated investment securities and $595,033 related to depreciated investment securities. At
December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.4
Capital Goods	10.3
Pharmaceuticals, Biotech & Life Sciences	10.2
Health Care Equipment & Services	10.1
Money Market Investments	7.8
Retailing	6.0
Consumer Durables & Apparel	5.5
Materials	5.4
Energy	5.3
Technology Hardware & Equipment	5.3
Commercial & Professional Services	4.0
Food, Beverage & Tobacco	3.7
Consumer Services	3.6
Semiconductors & Semiconductor Equipment	3.4
Banks	3.3
Automobiles & Components	2.0
Media	1.9
Transportation	1.8
Food & Staples Retailing	1.6
Household & Personal Products	1.0
105.6

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
December 31, 2013 (Unaudited)

Common Stocks--97.6%	Shares		Value ($)
Automobiles & Components--1.0%
Tenneco	167,030	a	9,448,887
Banks--2.3%
First Republic Bank	145,210		7,601,744
Prosperity Bancshares	210,790		13,361,978
			20,963,722
Capital Goods--15.1%
Acuity Brands	66,344		7,252,726
AMETEK	169,534		8,929,356
B/E Aerospace	83,643	a	7,279,450
Crane	150,620		10,129,195
Donaldson	329,200		14,307,032
Fortune Brands Home & Security	168,630		7,706,391
Foster Wheeler	240,270	a	7,933,715
Hexcel	163,300	a	7,297,877
ITT	268,070		11,639,599
Jacobs Engineering Group	218,590	a	13,768,984
Kennametal	262,700		13,678,789
Owens Corning	171,180	a	6,970,450
Sensata Technologies Holding	342,190	a	13,266,706
Teledyne Technologies	83,070	a	7,630,810
			137,791,080
Commercial & Professional Services--3.8%
Corporate Executive Board	119,882		9,282,463
IHS, Cl. A	97,370	a	11,655,189
On Assignment	199,840	a	6,978,413
Towers Watson & Co., Cl. A	53,161		6,783,875
			34,699,940
Consumer Durables & Apparel--7.4%
Ethan Allen Interiors	420,900	b	12,803,778
Fossil Group	53,510	a	6,417,989
Jarden	257,420	a	15,792,717
PVH	72,520		9,864,170
Steven Madden	229,170	a	8,385,330
Wolverine World Wide	437,080		14,843,237
			68,107,221
Consumer Services--1.2%
Cheesecake Factory	224,480		10,835,650
Diversified Financials--2.0%
Affiliated Managers Group	35,370	a	7,671,046
Waddell & Reed Financial, Cl. A	170,400		11,096,448
			18,767,494
Energy--4.4%
Dresser-Rand Group	247,940	a	14,784,662
Dril-Quip	57,970	a	6,372,642
Helmerich & Payne	115,730		9,730,578
Laredo Petroleum	327,990	a	9,082,043

			39,969,925
Food & Staples Retailing--1.9%
United Natural Foods	120,437	a	9,079,745
Whole Foods Market	149,580		8,650,211
			17,729,956
Food, Beverage & Tobacco--2.5%
TreeHouse Foods	81,734	a	5,633,107
WhiteWave Foods, Cl. A	747,890	a	17,156,597
			22,789,704
Health Care Equipment & Services--8.5%
Acadia Healthcare	155,380	a	7,354,135
Align Technology	117,630	a	6,722,555
AmerisourceBergen	101,050		7,104,826
athenahealth	84,176	a,b	11,321,672
Catamaran	193,754	a	9,199,440
Centene	126,080	a	7,432,416
Cooper	107,320		13,290,509
MEDNAX	120,180	a	6,415,208
Universal Health Services, Cl. B	106,630		8,664,754
			77,505,515
Materials--6.7%
Airgas	158,620		17,741,647
Constellium, Cl. A	263,230	b	6,125,362
Flotek Industries	486,390	a	9,761,847
Reliance Steel & Aluminum	146,536		11,113,290
Scotts Miracle-Gro, Cl. A	269,350		16,758,957
			61,501,103
Media--3.2%
IMAX	315,990	a,b	9,315,385
Interpublic Group of Cos.	522,330		9,245,241
Lions Gate Entertainment	331,135	b	10,483,734
			29,044,360
Pharmaceuticals, Biotech & Life Sciences--10.2%
Alkermes	220,670	a	8,972,442
Cepheid	191,790	a	8,960,429
Jazz Pharmaceuticals	95,900	a	12,137,104
Medivation	175,420	a	11,195,304
Nektar Therapeutics	804,044	a	9,125,899
NPS Pharmaceuticals	386,040	a	11,720,174
Pacira Pharmaceuticals	249,330	a	14,333,982
Salix Pharmaceuticals	182,950	a	16,454,523
			92,899,857
Real Estate--1.8%
CBRE Group, Cl. A	612,810	a	16,116,903
Retailing--4.5%
GNC Holdings, Cl. A	149,970		8,765,747
HomeAway	240,270	a	9,822,238
LKQ	555,780	a	18,285,162
Rent-A-Center	49,690		1,656,665
Williams-Sonoma	46,890		2,732,749
			41,262,561
Semiconductors & Semiconductor Equipment--1.7%
Microchip Technology	354,960	b	15,884,460

Software & Services--14.5%
BroadSoft	243,140	a	6,647,448
CommVault Systems	146,200	a	10,947,456
FleetMatics Group	163,690	a	7,079,593
Imperva	150,620	a	7,249,341
Infoblox	326,870	a	10,793,247
Informatica	336,600	a	13,968,900
MAXIMUS	277,770		12,219,102
Proofpoint	222,100	a	7,367,057
Sapient	401,500	a	6,970,040
SolarWinds	240,530	a	9,099,250
Synopsys	504,710	a	20,476,085
Vantiv, Cl. A	221,490	a	7,222,789
VeriSign	203,870	a	12,187,349
			132,227,657
Technology Hardware & Equipment--1.6%
IPG Photonics	96,090	a,b	7,457,545
JDS Uniphase	557,310	a	7,233,884
			14,691,429
Transportation--3.3%
J.B. Hunt Transport Services	172,910		13,365,943
Landstar System	157,710		9,060,440
Spirit Airlines	163,950	a	7,444,970
			29,871,353
Total Common Stocks
(cost $699,898,973)			892,108,777

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,028,165)	10,028,165	[c]	10,028,165
Investment of Cash Collateral for
Securities Loaned--4.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $44,794,146)	44,794,146	[c]	44,794,146
Total Investments (cost $754,721,284)	103.6%		946,931,088
Liabilities, Less Cash and Receivables	(3.6%)		(33,274,729)
Net Assets	100.0%		913,656,359

a Non-income producing security.
b Security, or portion thereof, on loan. At December 31, 2013, the value of the fund's securities on loan was $40,733,203 and the value of the collateral held by the fund was $44,844,270, consisting of cash collateral of $44,794,146 and U.S. Government
& Agency securities valued at $50,124.
c Investment in affiliated money market mutual fund.

At December 31, 2013, net unrealized appreciation on investments was $192,209,804 of which $195,902,701 related to appreciated investment securities and $3,692,897 related to depreciated investment securities. At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Capital Goods	15.1
Software & Services	14.5
Pharmaceuticals, Biotech & Life Sciences	10.2
Health Care Equipment & Services	8.5
Consumer Durables & Apparel	7.4
Materials	6.7
Money Market Investments	6.0
Retailing	4.5
Energy	4.4
Commercial & Professional Services	3.8
Transportation	3.3
Media	3.2
Food, Beverage & Tobacco	2.5
Banks	2.3
Diversified Financials	2.0
Food & Staples Retailing	1.9
Real Estate	1.8
Semiconductors & Semiconductor Equipment	1.7
Technology Hardware & Equipment	1.6
Consumer Services	1.2
Automobiles & Components	1.0
103.6

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2013 (Unaudited)

Common Stocks--95.7%	Shares		Value ($)
Australia--.9%
Dexus Property Group	5,958,988		5,347,366
Belgium--1.7%
Anheuser-Busch InBev	93,897		9,980,028
Brazil--1.0%
CCR	496,751		3,741,556
International Meal Company Holdings	269,558		2,085,168
			5,826,724
China--1.7%
Mindray Medical International, ADR	133,050	a	4,837,698
Sun Art Retail Group	3,715,000		5,241,234
			10,078,932
Finland--1.0%
Nokia	749,826	b	6,003,559
France--7.3%
Air Liquide	71,126		10,058,815
L'Oreal	31,100		5,463,571
Sanofi	102,568		10,881,888
Total	261,760		16,035,456
			42,439,730
Germany--8.8%
Bayer	75,561		10,597,667
Brenntag	41,857		7,759,294
Deutsche Bank	155,634		7,424,142
Fresenius Medical Care & Co.	81,920		5,829,855
Gerry Weber International	146,269		6,210,748
LEG Immobilien	102,091	b	6,032,203
SAP	91,721		7,862,341
			51,716,250
Hong Kong--4.7%
AIA Group	1,986,912		9,967,486
Belle International Holdings	3,628,255		4,197,084
Jardine Matheson Holdings	138,000		7,218,780
Man Wah Holdings	3,818,800		5,978,648
			27,361,998
Japan--24.4%
Don Quijote	174,300		10,543,073
FANUC	39,500		7,220,349
Japan Airlines	99,893		4,923,034
Japan Tobacco	323,100		10,492,850
Lawson	61,500		4,596,002
LIXIL Group	338,000		9,253,195
M3	2,407		6,022,643
Makita	137,000		7,181,084
Mitsubishi UFJ Financial Group	1,536,800		10,127,616

NGK Spark Plug	329,000		7,779,033
Nissan Motor	766,600		6,435,043
Nomura Holdings	1,325,500		10,182,599
Sawai Pharmaceutical	86,600		5,591,872
Sugi Holdings	208,100		8,447,702
Suntory Beverage & Food	212,000		6,753,965
TOPCON	509,600		7,723,118
Toyota Motor	316,700		19,306,941
			142,580,119
Mexico--1.4%
Fibra Uno Administracion	1,209,890		3,902,154
Grupo Financiero Santander Mexico, Cl. B, ADR	315,534		4,303,884
			8,206,038
Netherlands--1.8%
Wolters Kluwer	375,978		10,730,037
Norway--1.2%
DNB	403,333		7,215,081
Philippines--2.6%
Energy Development	51,868,000		6,228,952
LT Group	13,489,300		4,692,723
Philippine Long Distance Telephone	73,850		4,436,075
			15,357,750
Sweden--1.0%
TeliaSonera	686,100		5,712,300
Switzerland--11.8%
Actelion	60,825	b	5,137,788
Nestle	210,028		15,374,506
Novartis	171,487		13,687,433
Roche Holding	51,762		14,460,053
Syngenta	24,649		9,814,836
Zurich Insurance Group	36,126	b	10,468,663
			68,943,279
Thailand--.9%
Bangkok Bank	918,300		4,974,358
United Kingdom--23.5%
Aberdeen Asset Management	781,158		6,467,825
Associated British Foods	170,092		6,886,715
Barclays	2,284,598		10,288,409
British American Tobacco	169,345		9,080,266
Centrica	1,341,770		7,725,598
GlaxoSmithKline	434,535		11,595,899
Imagination Technologies Group	547,905	b	1,614,100
Merlin Entertainments	797,772		4,722,850
Old Mutual	2,807,656		8,791,941
Prudential	640,837		14,220,070
Royal Dutch Shell, Cl. B	415,461		15,686,081
SSE	251,742		5,711,177
Standard Chartered	353,540		7,962,085
Vodafone Group	4,444,350		17,442,388
Wolseley	163,883		9,294,881
			137,490,285
Total Common Stocks

(cost $433,261,519)		559,963,834

Other Investment--4.0%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $23,425,492)	23,425,492 [c]	23,425,492

Investment of Cash Collateral for Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,310,607)	4,310,607 [c]	4,310,607
Total Investments (cost $460,997,618)	100.4%	587,699,933
Liabilities, Less Cash and Receivables	(.4%)	(2,236,649)
Net Assets	100.0%	585,463,284

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At December 31, 2013, the value of the fund's securities on loan was
$4,218,087 and the value of the collateral held by the fund was $4,321,517, consisting of cash collateral of
$4,310,607 and U.S. Government & Agency securities valued at $10,910.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At December 31, 2013, net unrealized appreciation on investments was $126,702,315 of which $135,804,211 related to appreciated investment securities and $9,101,896 related to depreciated investment securities. At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.1
Health Care	16.5
Consumer Discretionary	14.2
Consumer Staples	14.0
Industrial	8.4
Energy	5.4
Money Market Investments	4.7
Telecommunication Services	4.7
Materials	3.4
Utilities	3.4
Information Technology	2.6
100.4

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
12/31/2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
1/2/2014 a	187,705	166,933	167,601	668
2/13/2014 b	12,016,943	11,264,687	10,698,943	(565,744)

Euro,
Expiring:
1/2/2014 b	135,779	187,009	186,792	(217)
3/14/2014 c	8,250,931	11,211,723	11,350,692	138,969

Hong Kong Dollar,
Expiring
1/2/2014 c	4,683,770	603,991	604,022	31

Japanese Yen,
Expiring
1/7/2014 d	428,471,213	4,082,253	4,068,666	(13,587)

Norwegian Krone,
Expiring
1/3/2014 d	1,378,450	226,801	227,268	467

Swedish Krona,
Expiring:
1/3/2014 b	1,149,464	177,319	178,714	1,395
2/13/2014 d	74,627,091	11,285,846	11,593,811	307,965

Swiss Franc,
Expiring
1/3/2014 b	1,914,883	2,148,947	2,146,610	(2,337)

Sales:		Proceeds ($)
Japanese Yen,
Expiring:
2/13/2014 b	1,123,166,000	11,264,687	10,667,614	597,073
2/13/2014 c	1,130,764,000	11,117,978	10,739,778	378,200
2/13/2014 d	1,123,166,000	11,285,846	10,667,614	618,232
3/14/2014 c	1,153,849,000	11,211,723	10,960,719	251,004

philippine peso,
expiring
2/13/2014 c	309,033,000	7,170,971	6,967,552	203,419
gross unrealized appreciation				2,497,423

Gross Unrealized Depreciation	(581,885)

Counterparties:

a	Barclays Bank
b	Royal Bank of Scotland
c	JP Morgan Chase Bank
d	UBS

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Intermediate Tax Exempt Bond Fund
December 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--82.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.7%
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	1,000,000	1,119,510
Arizona--.2%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	375,000	375,079
California--12.5%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000	1,758,315
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,127,110
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,162,580
California,
GO (Various Purpose)	5.00	9/1/22	1,000,000	1,156,270
California,
GO (Various Purpose)	5.00	10/1/24	1,000,000	1,101,870
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.00	8/15/18	1,030,000	1,202,587
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,250,000	1,275,275
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/17	1,015,000	1,170,336
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	1,000,000	1,160,710
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	4.60	6/1/23	750,000	768,337
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/20	1,000,000	1,192,780
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/23	1,000,000	1,176,040
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,432,807
Southern California Public Power

Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,248,280
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,135,260
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/16	500,000	536,685
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000	1,144,180
Colorado--.5%
City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/22	720,000	784,044
Connecticut--.7%
Connecticut,
GO	5.00	10/15/21	1,000,000	1,169,910
District of Columbia--.7%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	1,000,000	1,095,670
Florida--9.5%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/15	2,000,000	2,103,880
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/20	1,500,000	1,702,845
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/25	1,000,000	1,135,080
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,143,260
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,113,400
Miami-Dade County,
Seaport Revenue	5.00	10/1/22	2,000,000	2,240,740
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/19	2,000,000	2,347,720
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/14	100,000	103,630
Orlando-Orange County Expressway
Authority, Revenue (Insured;

Assured Guaranty Municipal
Corp.)	5.00	7/1/18	1,000,000	1,153,640
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	833,632
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/23	500,000	556,150
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,156,460
Georgia--7.0%
Atlanta,
Airport General Revenue	5.00	1/1/16	1,000,000	1,088,390
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,099,580
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,195,300
DeKalb County,
Water and Sewerage Revenue	5.00	10/1/21	2,380,000	2,754,088
Georgia State Road and Tollway
Authority, Guaranteed Revenue	5.00	3/1/19	1,175,000	1,384,526
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	1,000,000	1,141,020
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/16	2,500,000	2,796,650
Illinois--7.2%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.25	1/1/24	1,500,000	1,599,660
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,000,000	1,094,200
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/19	2,000,000	2,257,300
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)
(Escrowed to Maturity)	7.88	12/1/14	100,000	107,032
Cook County Community High School
District Number 219, GO School
Bonds (Insured; National
Public Finance Guarantee Corp.)	7.88	12/1/14	650,000	693,413
Illinois,

GO	5.00	4/1/21	700,000	758,548
Illinois,
GO	5.00	7/1/22	900,000	964,008
Illinois,
GO	5.00	8/1/22	500,000	535,295
Illinois Finance Authority,
Revenue (DePaul University)	5.00	10/1/16	1,000,000	1,071,370
Northern Illinois University Board
of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000	1,657,860
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/17	1,000,000	1,114,060
Indiana--2.0%
Indianapolis Local Public
Improvement Bond Bank, Revenue	5.00	6/1/17	1,625,000	1,820,731
Knox County,
EDR (Good Samaritan Hospital
Project)	5.00	4/1/23	1,300,000	1,388,166
Kansas--1.8%
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/18	1,415,000	1,660,106
Kansas Development Finance
Authority, Revolving Funds
Revenue (Kansas Department of
Health and Environment)	5.00	3/1/21	1,150,000	1,337,668
Kentucky--.7%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue	5.00	5/15/23	1,000,000	1,146,510
Louisiana--1.6%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	1,500,000	1,534,740
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/20	1,000,000	1,123,510
Maryland--.6%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.13	6/1/20	1,000,000	1,046,370
Michigan--2.3%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,008,590

Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	1,500,000	1,691,205
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/16	1,000,000	1,100,300
New Jersey--3.5%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,082,610
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue)	5.00	7/1/18	1,225,000	1,387,484
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/25	1,000,000	1,092,540
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000	1,109,730
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/16	1,000,000	1,124,950
New York--9.8%
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/24	2,000,000	2,283,300
New York City,
GO	5.00	8/1/16	1,300,000	1,447,641
New York City,
GO	5.00	8/1/21	2,000,000	2,282,340
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/19	1,000,000	1,154,840
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/14	1,000,000	1,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,000,000	1,170,860
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/17	1,000,000	1,134,650
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/19	1,475,000	1,719,806
Tobacco Settlement Financing
Corporation of New York,

Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/20	1,500,000		1,631,475
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	2,150,000		2,447,711
North Carolina--.6%
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project) (Insured;
AMBAC)	0.11	10/1/22	1,000,000	a	915,000
Ohio--1.8%
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	5.00	12/1/23	1,500,000		1,719,705
University of Toledo,
General Receipts Bonds	5.00	6/1/17	1,050,000		1,185,103
Pennsylvania--2.7%
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/22	2,000,000		2,199,860
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000		1,138,510
Philadelphia School District,
GO	5.00	9/1/14	1,000,000		1,030,320
South Dakota--1.7%
South Dakota Conservancy District,
Revenue (State Revolving Fund
Program)	5.00	8/1/17	2,370,000		2,720,120
Tennessee--.7%
Metropolitan Government of
Nashville and Davidson County,
GO	5.00	7/1/22	1,000,000		1,174,110
Texas--8.8%
Corpus Christi,
Utility System Junior Lien
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/15/23	1,725,000		1,949,923
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000		1,587,979
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/20	1,000,000		1,120,600
Love Field Airport Modernization
Corporation, Special

Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/15	1,000,000		1,049,270
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/20	1,210,000		1,362,521
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	9/1/15	525,000		556,794
Tarrant Regional Water District,
Water Transmission Facilities
Contract Revenue (City of
Dallas Project)	5.00	9/1/18	1,000,000		1,168,930
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,139,420
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Escrowed to Maturity)	0.00	9/1/16	10,000	b	9,829
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/16	1,000,000		1,102,210
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	1,905,000		2,146,611
West Travis County Public Utility
Agency, Revenue	5.00	8/15/23	1,140,000		1,256,645
Utah--.0%
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	20,000		20,033
Virginia--1.4%
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/24	2,000,000		2,292,780
Washington--1.1%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/19	1,500,000		1,764,030
West Virginia--.8%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/17	1,135,000		1,298,497
Wyoming--.5%
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	705,000		746,207
U.S. Related--1.1%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/16	500,000		464,415
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(First Subordinate Series)	5.50	8/1/22	1,500,000		1,404,285
Total Long-Term Municipal Investments
(cost $131,621,928)					135,647,912
Short-Term Municipal	Coupon	Maturity	Principal
Investments--16.3%	Rate (%)	Date	Amount ($)		Value ($)
California--1.2%
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.01	1/2/14	2,000,000	c	2,000,000
Connecticut--3.5%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.01	1/2/14	3,000,000	c	3,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.01	1/2/14	2,750,000	c	2,750,000
Massachusetts--7.8%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.01	1/2/14	4,900,000	c	4,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.01	1/2/14	2,000,000	c	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Stonehill
College Issue) (LOC; JPMorgan
Chase Bank)	0.03	1/2/14	2,800,000	c	2,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.02	1/2/14	3,035,000	c	3,035,000
Michigan--2.1%
University of Michigan Regents,
General Revenue	0.01	1/2/14	3,500,000	c	3,500,000
New York--1.7%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.02	1/2/14	2,800,000	c	2,800,000
Total Short-Term Municipal Investments
(cost $26,785,000)					26,785,000
Total Investments (cost $158,406,928)			98.8%		162,432,912
Cash and Receivables (Net)			1.2%		1,939,131
Net Assets			100.0%		164,372,043

a	Variable rate security--interest rate subject to periodic change.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note - rate shown is the interest rate in effect at December 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2013, net unrealized appreciation on investments was $4,025,984 of which $4,583,331 related to appreciated investment securities and $557,347 related to depreciated investment securities. At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	February 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)